Annual Fund Operating Expenses - ProShares High Yield-Interest Rate Hedged - None	Sep. 23, 2021
Operating Expenses:
Management Fees	0.50%
Other Expenses	none
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	0.50%